OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets current	$ 104,099	$ 14,000	$ 21,086	$ 647